GuideMark Large Cap Core Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Aerospace & Defense - 0.0%(a)
RTX Corp.	1,689	$246,628

Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	10,068	966,025
FedEx Corp.	235	53,418
		1,019,443

Airlines - 0.1%
Delta Air Lines, Inc.	8,899	437,653

Automobile Components - 0.1%
Aptiv PLC (b)	3,589	244,842
BorgWarner, Inc.	13,647	456,901
		701,743

Automobiles - 0.9%
Ford Motor Co.	16,426	178,222
Lucid Group, Inc. (b)(c)	56,920	120,101
Rivian Automotive, Inc. - Class A (b)(c)	19,302	265,210
Tesla, Inc. (b)	12,170	3,865,922
Thor Industries, Inc. (c)	4,873	432,771
		4,862,226

Banks - 3.3%
Bank of America Corp.	38,643	1,828,587
Bank OZK	14,266	671,358
Citigroup, Inc.	15,999	1,361,835
Citizens Financial Group, Inc.	2,039	91,245
Columbia Banking System, Inc.	12,407	290,076
Comerica, Inc.	5,537	330,282
Commerce Bancshares, Inc.	4,208	261,611
Cullen Frost Bankers, Inc.	2,988	384,077
East West Bancorp, Inc. (c)	4,793	483,997
Fifth Third Bancorp	2,512	103,319
First Citizens BancShares, Inc. - Class A	81	158,474
Huntington Bancshares, Inc.	8,177	137,046
JPMorgan Chase & Co.	24,855	7,205,713
M&T Bank Corp.	536	103,979
Popular, Inc.	3,771	415,602
Regions Financial Corp.	9,053	212,927
The PNC Financial Services Group, Inc.	1,527	284,663
U.S. Bancorp	14,809	670,107
Wells Fargo & Co.	16,430	1,316,372
Western Alliance Bancorp	4,510	351,690
Wintrust Financial Corp.	830	102,903
Zions Bancorp NA	10,849	563,497
		17,329,360

Beverages - 1.0%
Boston Beer Co., Inc. - Class A (b)	4,475	853,875
Coca-Cola Co.	14,979	1,059,764
Coca-Cola Consolidated, Inc.	10,992	1,227,257
Molson Coors Beverage Co. - Class B (c)	7,007	336,967
Monster Beverage Corp. (b)	18,163	1,137,730
PepsiCo, Inc.	3,709	489,736
		5,105,329

Biotechnology - 2.0%
AbbVie, Inc.	11,888	2,206,651
Alnylam Pharmaceuticals, Inc. (b)	1,281	417,721
Biogen, Inc. (b)	5,635	707,700
Exact Sciences Corp. (b)	4,334	230,309
Exelixis, Inc. (b)	39,530	1,742,285
Gilead Sciences, Inc.	19,511	2,163,185
Halozyme Therapeutics, Inc. (b)	2,897	150,702
Incyte Corp. (b)	11,703	796,974
Natera, Inc. (b)	2,699	455,969
Summit Therapeutics, Inc. (b)(c)	16,425	349,524
United Therapeutics Corp. (b)	1,681	483,035
Vertex Pharmaceuticals, Inc. (b)	1,276	568,075
		10,272,130

Broadline Retail - 4.5%
Amazon.com, Inc. (b)	78,748	17,276,524
Coupang, Inc. (b)	31,288	937,388
Dillard's, Inc. - Class A (c)	2,448	1,022,848
eBay, Inc.	15,041	1,119,953
Etsy, Inc. (b)(c)	17,879	896,810
Macy's, Inc.	179,480	2,092,737
		23,346,260

Building Products - 0.9%
A O Smith Corp.	2,291	150,221
Allegion PLC	4,021	579,507
Armstrong World Industries, Inc.	1,724	280,047
Builders FirstSource, Inc. (b)	12,211	1,424,902
Fortune Brands Innovations, Inc.	2,705	139,253
Johnson Controls International PLC	1,525	161,070
Lennox International, Inc.	1,122	643,175
Masco Corp.	9,495	611,098
Owens Corning, Inc.	1,173	161,311
Trane Technologies PLC	1,261	551,574
		4,702,158

Capital Markets - 3.6%
Affiliated Managers Group, Inc.	1,187	233,566
Ameriprise Financial, Inc.	2,318	1,237,186
Bank of New York Mellon Corp.	14,515	1,322,462
Blackrock, Inc.	704	738,672
Blackstone, Inc.	2,499	373,800
Brookfield Asset Management Ltd. (c)	5,011	277,008
Carlyle Group, Inc.	8,030	412,742
Cboe Global Markets, Inc.	2,251	524,956
Charles Schwab Corp.	3,145	286,950
CME Group, Inc.	2,134	588,173
Evercore, Inc. - Class A	882	238,158
Hamilton Lane, Inc. - Class A	715	101,616
Intercontinental Exchange, Inc.	1,073	196,863
Invesco Ltd.	37,394	589,703
Jefferies Financial Group, Inc.	3,711	202,955
Lazard, Inc.	22,248	1,067,459
LPL Financial Holdings, Inc.	2,565	961,798
Moody's Corp.	1,897	951,516
Morgan Stanley	9,798	1,380,146
Northern Trust Corp.	14,306	1,813,858
Raymond James Financial, Inc.	3,265	500,753
Robinhood Markets, Inc. - Class A (b)	10,678	999,781
SEI Investments Co.	8,237	740,177
State Street Corp.	15,964	1,697,612
Virtu Financial, Inc. - Class A	21,061	943,322
		18,381,232

Chemicals - 0.4%
CF Industries Holdings, Inc.	3,449	317,308
Ecolab, Inc.	191	51,463
NewMarket Corp.	717	495,347
RPM International, Inc.	4,251	466,930
Scotts Miracle-Gro Co.	1,595	105,206
Sherwin-Williams Co.	1,912	656,504
		2,092,758

Commercial Services & Supplies - 0.5%
Cintas Corp.	5,728	1,276,599
Rollins, Inc.	14,243	803,590
Veralto Corp.	3,542	357,565
		2,437,754

Communications Equipment - 1.3%
Arista Networks, Inc. (b)	2,734	279,715
Ciena Corp. (b)	6,184	502,945
Cisco Systems, Inc.	28,522	1,978,856
F5, Inc. (b)	3,955	1,164,036
Juniper Networks, Inc.	15,249	608,893
Motorola Solutions, Inc.	1,496	629,008
Ubiquiti, Inc.	3,359	1,382,732
		6,546,185

Construction & Engineering - 0.6%
API Group Corp. (b)	2,385	121,754
Comfort Systems USA, Inc.	854	457,923
EMCOR Group, Inc.	2,008	1,074,059
MasTec, Inc. (b)	2,764	471,069
Valmont Industries, Inc.	2,289	747,519
		2,872,324

Construction Materials - 0.1%
CRH PLC	3,335	306,153

Consumer Finance - 1.3%
American Express Co.	5,471	1,745,140
Capital One Financial Corp.	1,928	410,201
OneMain Holdings, Inc.	17,791	1,014,087
SLM Corp.	40,410	1,325,044
SoFi Technologies, Inc. (b)	26,304	478,996
Synchrony Financial	28,569	1,906,695
		6,880,163

Consumer Staples Distribution & Retail - 4.1%
Albertsons Cos., Inc. - Class A (c)	65,245	1,403,420
BJ's Wholesale Club Holdings, Inc. (b)(c)	9,194	991,389
Casey's General Stores, Inc.	1,447	738,361
Costco Wholesale Corp.	3,867	3,828,098
Dollar General Corp.	10,888	1,245,370
Dollar Tree, Inc. (b)	6,365	630,390
Kroger Co.	21,978	1,576,482
Maplebear, Inc. (b)	23,484	1,062,416
Performance Food Group Co. (b)	11,295	987,974
Sprouts Farmers Market, Inc. (b)	5,733	943,881
SYSCO Corp.	11,407	863,966
Target Corp.	9,411	928,395
US Foods Holding Corp. (b)	23,032	1,773,694
Walmart, Inc.	44,985	4,398,633
		21,372,469

Containers & Packaging - 0.0%(a)
Ardagh Group SA (b)(d)	8,343	0

Distributors - 0.1%
Genuine Parts Co.	2,246	272,462
LKQ Corp.	11,293	417,954
Pool Corp.	238	69,372
		759,788

Diversified Consumer Services - 0.5%
ADT, Inc.	80,665	683,232
Grand Canyon Education, Inc. (b)	5,662	1,070,118
H&R Block, Inc.	16,640	913,370
		2,666,720

Diversified Financial Services - 0.1%
GCI Liberty Inc SR Escrow (b)(d)	3,912	3,538
Interactive Brokers Group, Inc. - Class A	10,328	572,275
		575,813

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	58,217	1,684,800
Liberty Global Ltd. - Class A (b)	89,894	899,839
Liberty Global Ltd. - Class C (b)(c)	89,347	921,167
Verizon Communications, Inc.	32,403	1,402,078
		4,907,884

Electric Utilities - 0.2%
NRG Energy, Inc.	6,544	1,050,836

Electrical Equipment - 0.6%
Acuity, Inc.	2,600	775,684
GE Vernova, Inc.	2,054	1,086,874
Generac Holdings, Inc. (b)	3,593	514,553
Regal Rexnord Corp. (c)	749	108,575
Sensata Technologies Holding PLC	27,188	818,631
		3,304,317

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (b)	4,967	632,945
Avnet, Inc.	15,840	840,787
Keysight Technologies, Inc. (b)	701	114,866
		1,588,598

Energy Equipment & Services - 0.1%
NOV, Inc.	28,578	355,225

Entertainment - 2.1%
Electronic Arts, Inc.	7,369	1,176,829
Liberty Media Corp.-Liberty Live - Class A (b)	5,416	430,464
Liberty Media Corp.-Liberty Live - Class C (b)	5,455	442,728
Live Nation Entertainment, Inc. (b)(c)	3,741	565,938
Netflix, Inc. (b)	3,087	4,133,894
ROBLOX Corp. - Class A (b)	6,308	663,602
Roku, Inc. (b)	7,210	633,687
Spotify Technology SA (b)	1,474	1,131,059
Take-Two Interactive Software, Inc. (b)	1,246	302,591
Walt Disney Co.	1,011	125,374
Warner Bros Discovery, Inc. (b)	110,543	1,266,823
		10,872,989

Financial Services - 5.1%
Apollo Global Management, Inc.	4,813	682,820
Berkshire Hathaway, Inc. - Class B (b)	16,530	8,029,778
Corebridge Financial, Inc.	4,741	168,305
Corpay, Inc. (b)	1,795	595,617
Equitable Holdings, Inc.	30,627	1,718,175
Euronet Worldwide, Inc. (b)	3,373	341,955
Fiserv, Inc. (b)	2,665	459,473
Jack Henry & Associates, Inc.	581	104,679
Mastercard, Inc. - Class A	7,116	3,998,765
MGIC Investment Corp.	23,778	661,979
Mr Cooper Group, Inc. (b)	761	113,549
PayPal Holdings, Inc. (b)	11,368	844,870
Shift4 Payments, Inc. - Class A (b)(c)	1,678	166,306
Toast, Inc. - Class A (b)	3,754	166,265
Visa, Inc. - Class A	14,732	5,230,597
Voya Financial, Inc.	12,092	858,532
Western Union Co.	161,272	1,357,910
WEX, Inc. (b)	5,080	746,201
		26,245,776

Food Products - 0.6%
Darling International, Inc. (b)(c)	1,469	55,734
Flowers Foods, Inc. (c)	36,992	591,132
Ingredion, Inc.	5,495	745,232
Kellogg Co.	1,218	96,868
Pilgrim's Pride Corp.	23,538	1,058,739
Post Holdings, Inc. (b)	3,572	389,455
		2,937,160

Gas Utilities - 0.1%
UGI Corp.	14,472	527,070

Ground Transportation - 0.2%
Landstar System, Inc.	1,659	230,634
Lyft, Inc. - Class A (b)	40,567	639,336
Uber Technologies, Inc. (b)	3,977	371,054
		1,241,024

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	9,038	1,229,258
Align Technology, Inc. (b)	1,319	249,726
Boston Scientific Corp. (b)	9,546	1,025,336
Dentsply Sirona, Inc.	28,624	454,549
Envista Holdings Corp. (b)	56,433	1,102,701
Globus Medical, Inc. - Class A (b)	8,752	516,543
IDEXX Laboratories, Inc. (b)	739	396,355
Inspire Medical Systems, Inc. (b)	3,270	424,348
Insulet Corp. (b)	2,062	647,839
Intuitive Surgical, Inc. (b)	305	165,740
Masimo Corp. (b)	481	80,914
Medtronic PLC	1,367	119,162
Penumbra, Inc. (b)(c)	1,956	501,968
ResMed, Inc.	2,420	624,360
Solventum Corp. (b)	7,111	539,298
Stryker Corp.	1,233	487,812
Teleflex, Inc.	425	50,303
		8,616,212

Health Care Providers & Services - 1.8%
Amedisys, Inc. (b)	9,268	911,879
Cardinal Health, Inc.	1,272	213,696
Cencora, Inc.	276	82,759
Centene Corp. (b)	4,969	269,717
Chemed Corp.	1,547	753,281
Cigna Group	900	297,522
CVS Health Corp.	13,235	912,950
HCA Healthcare, Inc.	533	204,192
Henry Schein, Inc. (b)	16,621	1,214,164
Humana, Inc.	3,627	886,729
Labcorp Holdings, Inc.	388	101,854
McKesson Corp.	680	498,290
Molina Healthcare, Inc. (b)	346	103,073
Quest Diagnostics, Inc.	1,235	221,843
UnitedHealth Group, Inc.	7,234	2,256,791
Universal Health Services, Inc. - Class B	1,498	271,363
		9,200,103

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.	463	2,680,418
Boyd Gaming Corp.	6,070	474,856
Carnival Corp. (b)(c)	6,254	175,862
Domino's Pizza, Inc.	1,182	532,609
DoorDash, Inc. - Class A (b)	4,416	1,088,588
Expedia Group, Inc.	5,320	897,378
Flutter Entertainment PLC (b)(c)	634	181,172
McDonald's Corp.	2,416	705,883
MGM Resorts International (b)	1,491	51,276
Travel + Leisure Co.	4,022	207,575
Wingstop, Inc.	640	215,514
Yum! Brands, Inc.	3,828	567,233
		7,778,364

Household Durables - 0.3%
Mohawk Industries, Inc. (b)	491	51,476
NVR, Inc. (b)	57	420,983
SharkNinja, Inc. (b)	9,805	970,597
		1,443,056

Household Products - 0.8%
Clorox Co.	2,542	305,218
Colgate-Palmolive Co.	9,117	828,735
Kimberly-Clark Corp.	5,667	730,590
Procter & Gamble Co.	14,485	2,307,750
		4,172,293

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	2,429	470,765

Insurance - 4.9%
Aflac, Inc.	6,148	648,368
Allstate Corp.	6,011	1,210,074
American Financial Group, Inc.	2,634	332,437
Aon PLC - Class A	3,273	1,167,676
Arch Capital Group, Ltd.	4,235	385,597
Assurant, Inc.	1,694	334,548
Axis Capital Holdings Ltd. (c)	14,585	1,514,215
Brighthouse Financial, Inc. (b)	14,966	804,722
Brown & Brown, Inc.	460	51,000
Chubb, Ltd.	2,683	777,319
Cincinnati Financial Corp.	1,695	252,419
CNA Financial Corp. (c)	2,599	120,931
Fidelity National Financial, Inc.	8,433	472,754
Globe Life, Inc.	9,872	1,226,991
Hanover Insurance Group, Inc.	4,514	766,793
Hartford Financial Services Group, Inc.	7,989	1,013,564
Kemper Corp.	6,439	415,573
Kinsale Capital Group, Inc.	259	125,330
Lincoln National Corp.	53,088	1,836,845
Loews Corp.	2,518	230,800
Marsh & McLennan Cos., Inc.	5,366	1,173,222
MetLife, Inc.	12,020	966,648
Old Republic International Corp.	23,617	907,837
Primerica, Inc.	4,558	1,247,388
Progressive Corp.	8,036	2,144,487
RenaissanceRe Holdings Ltd.	5,354	1,300,487
RLI Corp.	1,550	111,941
Ryan Specialty Holdings, Inc.	5,572	378,840
The Travelers Cos., Inc.	3,351	896,527
Unum Group	19,677	1,589,115
W.R. Berkley Corp.	12,887	946,808
		25,351,256

Interactive Media & Services - 6.0%
Alphabet, Inc. - Class A	44,195	7,788,485
Alphabet, Inc. - Class C	34,712	6,157,562
IAC, Inc. (b)	36,826	1,375,083
Match Group, Inc.	30,289	935,627
Meta Platforms, Inc. - Class A	19,171	14,149,923
Pinterest, Inc. - Class A (b)	10,809	387,611
		30,794,291

IT Services - 2.3%
Accenture PLC - Class A	4,556	1,361,743
Akamai Technologies, Inc. (b)	5,990	477,762
Amdocs Ltd.	7,266	662,950
Cloudflare, Inc. - Class A - Class A (b)	2,530	495,450
Cognizant Technology Solutions Corp. - Class A	12,177	950,171
DXC Technology Co. (b)	77,392	1,183,324
EPAM Systems, Inc. (b)	1,951	344,976
Gartner, Inc. (b)	1,039	419,984
Globant SA (b)	1,237	112,369
GoDaddy, Inc. - Class A (b)	4,483	807,209
International Business Machines Corp.	6,092	1,795,800
Kyndryl Holdings, Inc. (b)	16,259	682,228
Paycom Software, Inc.	720	166,608
Twilio, Inc. - Class A (b)	5,681	706,489
VeriSign, Inc.	5,310	1,533,528
		11,700,591

Leisure Products - 0.4%
Hasbro, Inc.	5,773	426,163
Mattel, Inc. (b)	43,272	853,324
YETI Holdings, Inc. (b)	27,829	877,170
		2,156,657

Life Sciences Tools & Services - 0.3%
Illumina, Inc. (b)	5,918	564,636
Mettler-Toledo International, Inc. (b)	315	370,037
Tempus AI, Inc. (b)(c)	3,836	243,740
Waters Corp. (b)	447	156,021
		1,334,434

Machinery - 1.1%
AGCO Corp. (c)	5,050	520,958
Allison Transmission Holdings, Inc.	9,689	920,358
Caterpillar, Inc.	707	274,465
CNH Industrial NV	34,921	452,576
Donaldson Co., Inc.	1,806	125,246
Gates Industrial Corp. PLC (b)	21,431	493,556
Graco, Inc.	1,937	166,524
Illinois Tool Works, Inc.	973	240,574
Lincoln Electric Holdings, Inc.	1,310	271,589
Middleby Corp. (b)	708	101,952
Mueller Industries, Inc.	5,411	430,012
Otis Worldwide Corp.	5,198	514,706
Snap-on, Inc.	2,055	639,475
Toro Co.	6,005	424,433
Westinghouse Air Brake Technologies Corp.	248	51,919
		5,628,343

Media - 1.1%
Comcast Corp. - Class A	20,751	740,603
Fox Corp. - Class A	16,255	910,930
Fox Corp. - Class B	17,065	881,066
New York Times Co. - Class A	19,237	1,076,887
News Corp. - Class B (c)	9,059	310,814
Nexstar Media Group, Inc.	6,094	1,053,957
Paramount Global - Class A	2,649	60,795
Paramount Global - Class B	21,176	273,171
Sirius XM Holdings, Inc. (c)	26,359	605,466
		5,913,689

Metals & Mining - 0.2%
Newmont Goldcorp Corp.	7,747	451,340
Reliance, Inc.	1,899	596,096
		1,047,436

Oil, Gas & Consumable Fuels - 0.9%
APA Corp.	24,967	456,646
Cheniere Energy, Inc.	1,122	273,229
Civitas Resources, Inc.	17,290	475,821
EOG Resources, Inc.	5,286	632,259
Exxon Mobil Corp.	15,763	1,699,251
Marathon Petroleum Corp.	608	100,995
Matador Resources Co.	5,247	250,387
Ovintiv, Inc.	7,298	277,689
Valero Energy Corp.	1,803	242,359
		4,408,636

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	5,560	478,104
		478,104

Passenger Airlines - 0.3%
United Airlines Holdings, Inc. (b)	18,773	1,494,894

Personal Care Products - 0.4%
BellRing Brands, Inc. (b)	12,847	744,227
Coty, Inc. - Class A (b)	139,159	647,089
elf Beauty, Inc. (b)	2,842	353,659
Estee Lauder Cos., Inc. - Class A (c)	2,316	187,133
Kenvue, Inc.	13,922	291,387
		2,223,495

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	32,531	1,505,860
Corcept Therapeutics, Inc. (b)	5,148	377,863
Elanco Animal Health, Inc. (b)	37,661	537,799
Eli Lilly & Co.	4,848	3,779,161
Jazz Pharmaceuticals PLC (b)	9,492	1,007,291
Johnson & Johnson	19,117	2,920,122
Merck & Co., Inc.	16,022	1,268,301
Organon & Co. (c)	31,766	307,495
Viatris, Inc.	107,275	957,966
Zoetis, Inc.	1,409	219,734
		12,881,592

Professional Services - 1.1%
Booz Allen Hamilton Holding Corp.	970	101,006
Broadridge Financial Solutions, Inc.	897	217,998
CACI International, Inc. - Class A (b)	851	405,672
Clarivate PLC (b)	32,578	140,085
Concentrix Corp. (c)	26,395	1,395,108
ExlService Holdings, Inc. (b)	15,238	667,272
Genpact, Ltd.	23,092	1,016,279
Paychex, Inc.	2,569	373,687
Robert Half, Inc.	12,435	510,457
SS&C Technologies Holdings, Inc.	1,289	106,729
Verisk Analytics, Inc.	2,164	674,086
		5,608,379

Semiconductors & Semiconductor Equipment - 9.0%
Applied Materials, Inc.	3,791	694,018
Broadcom, Inc.	31,279	8,622,056
Cirrus Logic, Inc. (b)	8,317	867,089
KLA Corp.	575	515,051
Lam Research Corp.	2,456	239,067
NVIDIA Corp.	207,601	32,798,882
ON Semiconductor Corp. (b)	3,722	195,070
Qorvo, Inc. (b)	6,138	521,178
QUALCOMM, Inc.	9,057	1,442,418
Skyworks Solutions, Inc.	4,373	325,876
Teradyne, Inc.	4,008	360,399
		46,581,104

Software - 11.0%
Adobe, Inc. (b)	4,313	1,668,613
Appfolio, Inc. - Class A (b)	2,077	478,291
AppLovin Corp. - Class A (b)	5,232	1,831,618
Atlassian Corp. - Class A (b)	3,342	678,727
Autodesk, Inc. (b)	3,479	1,076,994
Cadence Design System, Inc. (b)	394	121,411
Crowdstrike Holdings, Inc. - Class A (b)	651	331,561
DocuSign, Inc. (b)	15,484	1,206,049
Dropbox, Inc. - Class A (b)	59,811	1,710,595
Elastic NV (b)	704	59,368
Fair Isaac Corp. (b)	554	1,012,690
Fortinet, Inc. (b)	9,735	1,029,184
HubSpot, Inc. (b)	633	352,347
Intuit, Inc.	1,038	817,560
Manhattan Associates, Inc. (b)	1,678	331,355
Microsoft Corp.	62,318	30,997,596
Nutanix, Inc. - Class A (b)	12,627	965,208
Oracle Corp.	1,424	311,329
Palantir Technologies, Inc. - Class A (b)	20,778	2,832,457
Pegasystems, Inc.	24,522	1,327,376
Procore Technologies, Inc. (b)	913	62,467
RingCentral, Inc. - Class A (b)	55,957	1,586,381
Rubrik, Inc. - Class A (b)	3,141	281,402
Salesforce, Inc.	5,730	1,562,514
Samsara, Inc. - Class A (b)	5,568	221,495
ServiceNow, Inc. (b)	1,260	1,295,381
Teradata Corp. (b)	54,494	1,215,761
Workday, Inc. - Class A (b)	1,301	312,240
Zoom Video Communications, Inc. - Class A (b)	13,062	1,018,575
Zscaler, Inc. (b)	639	200,608
		56,897,153

Specialty Retail - 3.2%
AutoZone, Inc. (b)	393	1,458,906
Bath & Body Works, Inc.	25,728	770,811
Best Buy Co., Inc.	11,919	800,123
Carvana Co. (b)	805	271,253
Chewy, Inc. - Class A (b)	13,970	595,401
Five Below, Inc. (b)	2,057	269,837
Gap, Inc.	86,305	1,882,312
Home Depot, Inc.	7,182	2,633,209
Lowe's Cos., Inc.	5,316	1,179,461
Murphy USA, Inc.	1,623	660,236
O'Reilly Automotive, Inc. (b)	16,416	1,479,574
Penske Automotive Group, Inc. (c)	1,503	258,230
Ross Stores, Inc.	1,493	190,477
TJX Cos., Inc.	12,030	1,485,585
Tractor Supply Co.	1,005	53,034
Ulta Beauty, Inc. (b)	2,015	942,657
Wayfair, Inc. - Class A (b)(c)	15,061	770,220
Williams Sonoma, Inc.	4,809	785,646
		16,486,972

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	129,501	26,569,720
NetApp, Inc.	2,912	310,274
Pure Storage, Inc. - Class A (b)	7,298	420,219
		27,300,213

Textiles, Apparel & Luxury Goods - 2.1%
Amer Sports, Inc. (b)(c)	12,440	482,174
Birkenstock Holding PLC (b)(c)	9,461	465,292
Columbia Sportswear Co.	13,528	826,290
Crocs, Inc. (b)	6,164	624,290
Deckers Outdoor Corp. (b)	6,449	664,699
lululemon athletica, Inc. (b)	4,016	954,121
NIKE, Inc. - Class B	10,065	715,018
On Holding AG - Class A (b)(c)	16,652	866,737
PVH Corp.	15,899	1,090,671
Ralph Lauren Corp.	5,531	1,517,043
Skechers USA, Inc. - Class A (b)	6,944	438,166
Tapestry, Inc.	17,652	1,550,022
Under Armour, Inc. - Class A (b)	51,809	353,856
Under Armour, Inc. - Class C (b)	42,933	278,635
		10,827,014

Tobacco - 0.6%
Altria Group, Inc.	17,472	1,024,383
Philip Morris International, Inc.	12,744	2,321,065
		3,345,448

Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	1,815	421,897
Core & Main, Inc. - Class A (b)	4,292	259,022
Fastenal Co.	16,851	707,742
Ferguson Enterprises, Inc.	2,421	527,173
MSC Industrial Direct Co., Inc. - Class A	10,135	861,677
SiteOne Landscape Supply, Inc. (b)	5,370	649,448
W.W. Grainger, Inc.	1,022	1,063,125
WESCO International, Inc.	1,079	199,831
		4,689,915

Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA (c)	25,404	951,888
T-Mobile USA, Inc.	3,871	922,304
		1,874,192
TOTAL COMMON STOCKS (Cost $244,517,122)		496,649,769

INVESTMENT COMPANIES - 3.2%	Shares	Value
Vanguard S&P 500 ETF	29,602	16,814,824
TOTAL INVESTMENT COMPANIES (Cost $16,568,236)		16,814,824

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%	Shares	Value
Real Estate Investment Trusts - 0.2%
Rithm Capital Corp.	93,298	1,053,335
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $804,843)		1,053,335

SHORT-TERM INVESTMENTS - 3.8%		Value
Investments Purchased with Proceeds from Securities Lending - 3.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)	16,598,886	16,598,886

Money Market Funds - 0.6%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (e)	2,788,070	2,788,070
TOTAL SHORT-TERM INVESTMENTS (Cost $19,386,956)		19,386,956

TOTAL INVESTMENTS - 103.3% (Cost $281,277,157)		533,904,884
Liabilities in Excess of Other Assets - (3.3)%		(17,022,519)
TOTAL NET ASSETS - 100.0%		$516,882,365
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $16,235,727.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.